Investments - Amortized cost or cost and fair value of available for sale securities (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs		$ 181,274	$ 182,593
Allowance for Credit Losses		(148)	(78)	$ (131)	$ (5)
Gross Unrealized Gains		1,424	17,328
Gross Unrealized Losses		(25,757)	(1,275)
Bonds available for sale	[1]	156,793	198,568
Non-Investment Grade
Debt Securities, Available-for-sale [Line Items]
Bonds available for sale		16,700	20,400
U.S. government and government sponsored entities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs		1,405	1,406
Allowance for Credit Losses		0	0
Gross Unrealized Gains		17	306
Gross Unrealized Losses		(224)	0
Bonds available for sale		1,198	1,712
Obligations of states, municipalities and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs		6,808	7,321
Allowance for Credit Losses		0	0
Gross Unrealized Gains		42	1,362
Gross Unrealized Losses		(924)	(7)
Bonds available for sale		5,926	8,676
Non-U.S. governments
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs		5,251	6,026
Allowance for Credit Losses		(5)	0
Gross Unrealized Gains		25	495
Gross Unrealized Losses		(879)	(124)
Bonds available for sale		4,392	6,397
Corporate debt
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs		124,068	128,417
Allowance for Credit Losses		(116)	(72)
Gross Unrealized Gains		729	12,674
Gross Unrealized Losses		(19,989)	(956)
Bonds available for sale		104,692	140,063
Mortgage-backed, asset-backed and collateralized
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs		43,742	39,423
Allowance for Credit Losses		(27)	(6)
Gross Unrealized Gains		611	2,491
Gross Unrealized Losses		(3,741)	(188)
Bonds available for sale		40,585	41,720
RMBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs		12,267	13,236
Allowance for Credit Losses		(27)	(6)
Gross Unrealized Gains		574	1,762
Gross Unrealized Losses		(870)	(34)
Bonds available for sale		11,944	14,958
RMBS | Total derivatives with related parties
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs		43	44
Bonds available for sale		39	47
CMBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs		11,176	10,903
Allowance for Credit Losses		0	0
Gross Unrealized Gains		7	451
Gross Unrealized Losses		(1,115)	(54)
Bonds available for sale		10,068	11,300
CLO
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs		8,547	7,382
Allowance for Credit Losses		0	0
Gross Unrealized Gains		15	73
Gross Unrealized Losses		(376)	(53)
Bonds available for sale		8,186	7,402
CLO | Total derivatives with related parties
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs			823
Bonds available for sale			862
ABS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost or Costs		11,752	7,902
Allowance for Credit Losses		0	0
Gross Unrealized Gains		15	205
Gross Unrealized Losses		(1,380)	(47)
Bonds available for sale		$ 10,387	$ 8,060

[1]	See Note 9 for details of balances associated with variable interest entities